Document and Entity Information	9 Months Ended
Sep. 28, 2019
Document and Entity Information [Abstract]
Document Type	S-1
Entity Registrant Name	YETI Holdings, Inc.
Entity Central Index Key	0001670592
Document Period End Date	Sep. 28, 2019
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false